Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Long-term Borrowings

Bank or agent bank	Durations	December 31, 2018	December 31, 2019
		(in thousands)
Syndicated loans:
Bank of Taiwan and others	From Feb. 2019 to Feb. 2024	$-	42,000,000
Bank of Taiwan and others	From Mar. 2019 to Apr. 2023	-	23,000,000
Bank of Taiwan and others	From May 2017 to May 2022	10,000,000	10,000,000
Bank of Taiwan and others	From Apr. 2016 to Apr. 2019	36,175,000	-
Bank of Taiwan and others	From Feb. 2015 to Feb. 2019	5,912,000	-
Bank of Taiwan and others	From Jul. 2018 to Oct. 2019	210,000	-
First Commercial Bank and others	From Feb. 2016 to Jan. 2019	1,775,236	-
Bank of China and others	From Nov. 2015 to Nov. 2023	27,743,519	21,500,826
Unsecured loans	From Apr. 2017 to Aug. 2023	2,976,158	8,050,310
Secured loans	From Apr. 2017 to Apr. 2032	1,990,175	7,671,932
		86,782,088	112,223,068
Less: transaction costs		(476,770)	(254,676)
		86,305,318	111,968,392
Less: current portion		(29,595,931)	(9,535,198)
		$56,709,387	102,433,194
Unused credit facilities		$79,933,812	32,265,575
Interest rate range		1.07%~ 6.32%	1.00%~ 5.43%